Debt - Additional Information (Detail) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2017	Aug. 28, 2017	Sep. 30, 2020	Apr. 30, 2019	Oct. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Debt Instrument [Line Items]
Interest expense						$ 9,980,000	$ 9,101,000	$ 28,259,000	$ 27,044,000	$ 35,504,000	$ 32,199,000
Amortization of issuance costs						489,000	514,000	1,401,000	1,583,000	2,043,000	2,258,000
Amortization of debt issuance costs and debt discounts								$ 1,990,000	2,281,000	$ 2,989,000	$ 3,420,000
First Lien Term Loan
Debt Instrument [Line Items]
Line of credit		$ 235,000,000					$ 115,000,000		$ 115,000,000			$ 115,000,000		$ 10,000,000
Debt instrument, maturity date		Aug. 28, 2024
Federal funds effective rate		0.50%								6.80%	7.40%
Debt instrument, description of variable rate basis								One month LIBOR plus		One month LIBOR plus
Multiplied percentage on loan repayment					50.00%
Debt issuance costs										$ 2,300,000	$ 1,000,000
Interest expense										26,300,000	24,400,000
Amortization of debt issuance costs and debt discounts										$ 2,100,000	2,500,000
Minimum mandatory repayments of term loans			$ 55,800,000
Voluntary repayments of term loans			$ 30,800,000
Repayments of term loans				$ 2,600,000
First Lien Term Loan | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate		1.00%
First Lien Term Loan | 2%, Plus Margin Rate
Debt Instrument [Line Items]
Debt instrument, variable rate		3.50%
First Lien Term Loan | 1%, Plus Margin Rate
Debt Instrument [Line Items]
Debt instrument, variable rate		4.50%
First Lien Term Loan | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate					2.75%
First Lien Term Loan | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate					3.25%
First Lien Term Loan | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate					3.75%
First Lien Term Loan | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate					4.25%
Revolver
Debt Instrument [Line Items]
Line of credit		$ 50,000,000
Debt instrument, maturity date		Aug. 28, 2022
Federal funds effective rate		0.50%
Debt instrument, description of variable rate basis								One month LIBOR plus		One month LIBOR plus
Debt issuance costs										$ 150,000	150,000		$ 2,000,000
Debt issuance costs, net of amortization										1,100,000	1,400,000
Interest expense										3,300,000	2,000,000
Amortization of issuance costs										$ 500,000	$ 500,000
Revolver | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate		1.00%
Revolver | 2%, Plus Margin Rate
Debt Instrument [Line Items]
Debt instrument, variable rate		3.50%
Revolver | 1%, Plus Margin Rate
Debt Instrument [Line Items]
Debt instrument, variable rate		4.50%
Revolver | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate					2.75%
Revolver | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate					3.25%
Revolver | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate					3.75%
Revolver | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate					4.25%
Second Lien Term Loan
Debt Instrument [Line Items]
Line of credit		$ 65,000,000
Debt instrument, maturity date		Aug. 28, 2025
Federal funds effective rate										11.40%	11.90%
Debt issuance costs													$ 2,200,000
Interest expense										$ 5,900,000	$ 5,700,000
Principal amount, decrease by amount	$ (15,000,000)
Amortization of debt issuance costs and debt discounts										$ 400,000	$ 300,000
Repayments of term loans						$ 50,000,000
Second Lien Term Loan | Base Rate
Debt Instrument [Line Items]
Debt instrument, variable rate		7.25%
Debt instrument, variable rate increase	0.25%
Second Lien Term Loan | Eurodollar
Debt Instrument [Line Items]
Debt instrument, variable rate		8.25%
Debt instrument, variable rate increase	0.25%